Convertible Notes - Summary of Aggregate Future Principal Payments for the Convertible Notes (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Debt Disclosure [Abstract]
1 year (Including 1 year)	¥ 228,372	$ 35,000
Total	¥ 228,372	$ 35,000